Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets and liabilities
Schedule of business net debt

At December 31, 2025, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	529	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
5.000% Senior Secured Green Notes	EUR	570	30-Jan-31	Bullet	570	670	–
6.250% Senior Secured Green Notes	USD	620	30-Jan-31	Bullet	620	620	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	587	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	351	30-Apr-27	Revolving	–	–	351
Bradesco Facility	BRL	500	30-Oct-26	Bullet	–	–	91
Lease obligations	Various	–	Various	Amortizing	–	368	–
Other borrowings	Various	–	Various	Amortizing	–	27	–
Total borrowings						4,451	442
Deferred debt issue costs						(32)	–
Net borrowings						4,419	442
Cash, cash equivalents and restricted cash						(522)	522
Derivative financial instruments used to hedge foreign currency and interest rate risk						3	–
Net debt / available liquidity						3,900	964

At December 31, 2024 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sept-28	Bullet	450	468	–
3.250% Senior Secured Green Notes	USD	600	01-Sept-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sept-29	Bullet	500	519	–
4.000% Senior Green Notes	USD	1,050	01-Sept-29	Bullet	1,050	1,050	–
Senior Secured Term Loan	EUR	269	24-Sept-29	Bullet	269	280	–
Global Asset Based Loan Facility	USD	272	06-Aug-26	Revolving	–	–	272
Bradesco Facility	BRL	500	30-Sept-28	Bullet	–	–	81
Lease obligations	Various	–	Various	Amortizing	–	374	–
Other borrowings	Various	–	Rolling	Amortizing	–	42	–
Total borrowings						3,933	353
Deferred debt issue costs						(31)	–
Net borrowings						3,902	353
Cash, cash equivalents and restricted cash						(610)	610
Derivative financial instruments used to hedge foreign currency and interest rate risk						13	–
Net debt / available liquidity						3,305	963

Schedule of business movement in net debt

	At December 31,
	2025	2024
	$’m	$’m
Net decrease/(increase) in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	88	(167)
Increase in net borrowings and derivative financial instruments	507	160
Increase/(decrease) in net debt	595	(7)
Net debt at January 1,	3,305	3,312
Net debt at December 31,	3,900	3,305

*Includes exchange gain/(loss) on cash, cash equivalents and restricted cash

Schedule of maturity analysis of borrowings

	At December 31,
	2025	2024
	$’m	$’m
Within one year or on demand	118	105
Between one and three years	1,269	755
Between three and five years	1,722	3,017
Greater than five years	1,342	56
Total borrowings	4,451	3,933
Deferred debt issue costs	(32)	(31)
Net borrowings	4,419	3,902

Schedule of contracted undiscounted cash flows of lease liabilities

	At December 31,
	2025	2024
	$’m	$’m
Not later than one year	130	110
Later than one year and not later than five years	244	268
Later than five years	64	66
	438	444

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2025	$’m	$’m	$’m
Within one year or on demand	303	17	1,437
Between one and three years	1,609	16	—
Between three and five years	1,918	—	—
Greater than five years	1,360	4	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2024	$’m	$’m	$’m
Within one year or on demand	270	32	1,170
Between one and three years	1,049	20	—
Between three and five years	3,181	1	—
Greater than five years	67	—	—

Schedule of carrying value and fair value of the related party

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2025	$'m	$'m	$'m	$'m
Loan Notes	4,056	(29)	4,027	3,946
Other borrowings	27	(3)	24	27
	4,083	(32)	4,051	3,973

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2024	$'m	$'m	$'m	$'m
Senior Facilities*	3,517	(28)	3,489	3,173
Other borrowings	42	(3)	39	42
	3,559	(31)	3,528	3,215

Schedule of effective interest rates of financial liabilities and lease liabilities

	2025		2024
	USD	EUR	USD	EUR
5.000% Senior Secured Green Notes due 2031	—	5.65%	—	—
6.250% Senior Secured Green Notes due 2031	6.95%	—	—	—
2.000% Senior Secured Green Notes due 2028	—	2.27%	—	2.27%
3.250% Senior Secured Green Notes due 2028	3.52%	—	3.52%	—
6.000% Senior Secured Green Notes due 2027	—	—	6.72%	—
3.000% Senior Green Notes due 2029	—	3.25%	—	3.25%
4.000% Senior Green Notes due 2029	4.26%	—	4.26%	—
Senior Secured Term Loan	—	—	—	10.12%

	2025	2024
	Various Currencies
Lease obligations	6.32%	6.27%

Schedule of net borrowings denominated by currency

	At December 31,
	2025	2024
	$’m	$’m
Euro	1,832	1,306
U.S. dollar	2,543	2,555
GBP	24	27
Other	20	14
	4,419	3,902

Summary of derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
At December 31, 2025	$’m	$’m	$’m
Fair Value Derivatives
Commodity contracts	36	32	404
Forward foreign exchange contracts	7	2	716
Cross currency interest rate swaps	—	3	662
	43	37	1,782

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
At December 31, 2024	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	14	30	301
Forward foreign exchange contracts	5	7	592
Cross currency interest rate swaps	3	16	300
	22	53	1,193